Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease, Cost
The components of operating lease cost for the years ended December 31, 2024, 2023, and 2022 were as follows:

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Operating lease cost	$5,756	$6,242	$6,140
Variable lease cost	1,186	1,010	1,257
Short-term lease cost	118	170	304
Sublease income	(1,805)	(1,347)	(786)
Total operating lease cost	$5,255	$6,075	$6,915

Lessee, Operating Lease, Liability, Maturity
The future minimum lease payments included in the measurement of our operating lease liabilities as of December 31, 2024, were as follows:

Amount
Year Ending December 31,
2025	$5,696
2026	5,741
2027	5,787
2028	5,833
2029	4,497
Thereafter	3,438
Total undiscounted lease payments	30,992
Less: imputed interest	(3,462)
Present value of operating lease liabilities	$27,530
The following table presents our operating lease ROU assets by geographic region:

	As of December 31,
	2024	2023
	(in thousands)
Israel	$16,074	$18,782
United States	9,236	10,960
Total operating lease right-of-use assets	$25,310	$29,742